Portfolio of investments—January 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities: 0.95%
FHLMC (5 Year Treasury Constant Maturity +2.08%) ±	3.34%	9-1-2032	$418,632	$ 421,936
FHLMC	8.50	7-1-2028	16,371	18,678
FHLMC Series 1383 (1 Year Treasury Constant Maturity +2.25%) ±	2.55	2-1-2037	82,779	87,633
FHLMC Series 2012-K17 Class B 144A±±	4.32	12-25-2044	675,000	694,700
FHLMC Series 2012-K18 Class B 144A±±	4.22	1-25-2045	810,000	834,977
FHLMC Series 2013-K30 Class B 144A±±	3.56	6-25-2045	700,000	743,046
FHLMC Series 2390 Class FD (1 Month LIBOR +0.45%) ±	0.58	12-15-2031	10,767	10,787
FHLMC Series 2567 Class FH (1 Month LIBOR +0.40%) ±	0.53	2-15-2033	31,748	31,213
FHLMC Series 3987 Class CI ♀	3.50	6-15-2026	2,579,417	70,328
FHLMC Series K016 Class X1 ♀±±	1.48	10-25-2021	311,221	1,251
FHLMC Series K020 Class X1 ♀±±	1.34	5-25-2022	5,789,174	80,726
FNMA (6 Month LIBOR +1.64%) ±	2.52	9-1-2037	19,737	19,806
FNMA	6.00	4-1-2033	51,800	54,181
FNMA	7.50	2-1-2030	10,568	10,649
FNMA	7.50	9-1-2030	14,804	14,919
FNMA Series 1997-20 Class IO ♀±±	1.84	3-25-2027	121,766	2,264
FNMA Series 2001-25 Class Z	6.00	6-25-2031	52,991	59,904
FNMA Series 2001-35 Class F (1 Month LIBOR +0.60%) ±	0.73	7-25-2031	2,694	2,714
FNMA Series 2001-57 Class F (1 Month LIBOR +0.50%) ±	0.63	6-25-2031	2,712	2,737
FNMA Series 2002-77 Class FH (1 Month LIBOR +0.40%) ±	0.53	12-18-2032	16,964	16,977
FNMA Series 2002-97 Class FR (1 Month LIBOR +0.55%) ±	0.68	1-25-2033	4,405	4,433
FNMA Series G92-17 Class F (1 Month LIBOR +1.05%) ±	1.18	3-25-2022	986	986
GNMA	6.50	6-15-2028	14,583	16,250
GNMA Series 2019-H06 Class HI ♀±±	1.75	4-20-2069	5,450,370	256,220
Total Agency securities (Cost $3,268,542)				3,457,315
Asset-backed securities: 0.57%
Asset-Backed Funding Certificates Series 2003-AHL1 Class A1	4.18	3-25-2033	130,132	132,811
Bear Stearns Asset Backed Securities Series 2002-2 Class A1 (1 Month LIBOR+0.66%) ±	0.79	10-25-2032	100,360	99,712
CVS Pass-Through Trust Series T	6.04	12-10-2028	383,867	444,676
Five Guys Funding LLC Series 17-1A Class A2 144A	4.60	7-25-2047	992,500	1,034,648
Mesa Trust Asset Backed Certificates Series 2001-5 Class A (1 Month LIBOR+0.80%) 144A±	0.93	12-25-2031	6,298	6,264
Montana Higher Education Student Assistance Corporation Series 2012-1 Class A2 (1 Month LIBOR+1.00%) ±	1.15	5-20-2030	243,601	244,321
Student Loan Consolidation Center Series 2011-1 Class A (1 Month LIBOR+1.22%) 144A±	1.37	10-25-2027	129,408	130,195
Total Asset-backed securities (Cost $2,055,830)				2,092,627

See accompanying notes to portfolio of investments

Wells Fargo Multi-Sector Income Fund  |  1

Portfolio of investments—January 31, 2021 (unaudited)

	Shares	Value
Common stocks: 2.04%
Energy: 2.04%
Energy equipment & services: 0.84%
Bristow Group Incorporated †	126,416	$ 3,060,531
Oil, gas & consumable fuels: 1.20%
Denbury Incorporated †	133,818	3,828,533
Whiting Petroleum Corporation †	27,317	555,628
		4,384,161
Total Common stocks (Cost $7,603,171)		7,444,692

			Principal
Corporate bonds and notes: 67.37%
Communication services: 9.45%
Diversified telecommunication services: 0.70%
Cablevision Lightpath LLC 144A	5.63%	9-15-2028	$140,000	143,500
Cablevision Lightpath LLC 144A	3.88	9-15-2027	160,000	160,816
Frontier Communications 144A	5.88	10-15-2027	180,000	193,446
Level 3 Financing Incorporated 144A	3.63	1-15-2029	425,000	422,880
Level 3 Financing Incorporated 144A	4.25	7-1-2028	375,000	384,266
Level 3 Financing Incorporated	5.38	1-15-2024	700,000	700,630
Windstream Corporation 144A	7.75	8-15-2028	530,000	536,625
				2,542,163
Entertainment: 0.44%
Live Nation Entertainment Incorporated 144A	3.75	1-15-2028	220,000	221,971
Live Nation Entertainment Incorporated 144A	5.63	3-15-2026	228,000	233,985
Live Nation Entertainment Incorporated 144A	6.50	5-15-2027	1,025,000	1,138,683
				1,594,639
Interactive media & services: 0.15%
Rackspace Technology Company 144A	5.38	12-1-2028	550,000	573,375
Media: 7.51%
Block Communications Incorporated 144A	4.88	3-1-2028	150,000	155,063
CCO Holdings LLC 144A	4.50	8-15-2030	3,000,000	3,159,360
CCO Holdings LLC 144A	4.50	5-1-2032	250,000	260,055
CCO Holdings LLC 144A	5.00	2-1-2028	150,000	157,575
CCO Holdings LLC	5.13	5-1-2027	450,000	473,157
Charter Communications Operating LLC	5.05	3-30-2029	675,000	807,040
Cinemark USA Incorporated	4.88	6-1-2023	2,431,000	2,336,799
Cinemark USA Incorporated	5.13	12-15-2022	876,000	856,290
Cinemark USA Incorporated 144A	8.75	5-1-2025	75,000	80,554
Consolidated Communications 144A	6.50	10-1-2028	550,000	598,307
CSC Holdings LLC	4.13	12-1-2030	225,000	230,040
CSC Holdings LLC	4.63	12-1-2030	625,000	637,500
CSC Holdings LLC 144A	5.38	2-1-2028	425,000	450,793
CSC Holdings LLC	5.50	5-15-2026	1,275,000	1,322,443
Diamond Sports Group LLC 144A	5.38	8-15-2026	675,000	545,063
Diamond Sports Group LLC 144A	6.63	8-15-2027	1,300,000	825,500
Gray Television Incorporated 144A	7.00	5-15-2027	325,000	355,209
Gray Television Incorporated 144A	4.75	10-15-2030	600,000	596,445
Interpublic Group of Companies	4.00	3-15-2022	750,000	776,953
Lamar Media Corporation	5.75	2-1-2026	100,000	102,890
See accompanying notes to portfolio of investments

2  |  Wells Fargo Multi-Sector Income Fund

Portfolio of investments—January 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Media (continued)
Nexstar Broadcasting Incorporated 144A	5.63%	7-15-2027	$2,000,000	$ 2,122,920
Nexstar Broadcasting Incorporated 144A	4.75	11-1-2028	450,000	463,500
Nielsen Finance LLC 144A	5.63	10-1-2028	380,000	406,095
Nielsen Finance LLC 144A	5.88	10-1-2030	1,800,000	1,999,665
Outfront Media Capital Corporation 144A	4.63	3-15-2030	675,000	673,313
Outfront Media Capital Corporation 144A	5.00	8-15-2027	25,000	25,770
Outfront Media Capital Corporation	5.63	2-15-2024	20,000	20,210
QVC Incorporated	4.75	2-15-2027	150,000	160,819
Salem Media Group Incorporated 144A	6.75	6-1-2024	2,600,000	2,561,000
Scripps Escrow II Incorporated 144A	3.88	1-15-2029	170,000	170,000
Scripps Escrow II Incorporated 144A	5.38	1-15-2031	790,000	797,900
The E.W. Scripps Company 144A	5.13	5-15-2025	1,840,000	1,876,800
The E.W. Scripps Company 144A	5.88	7-15-2027	100,000	104,220
Townsquare Media Incorporated 144A	6.88	2-1-2026	1,190,000	1,228,675
				27,337,923
Wireless telecommunication services: 0.65%
Sprint Capital Corporation	8.75	3-15-2032	975,000	1,489,313
Sprint Spectrum Company 144A	5.15	9-20-2029	750,000	872,430
				2,361,743
Consumer discretionary: 8.16%
Auto components: 0.75%
Clarios Global LP 144A	6.75	5-15-2025	50,000	53,266
Cooper Tire & Rubber Company	7.63	3-15-2027	1,710,000	2,025,649
Goodyear Tire & Rubber Company	5.13	11-15-2023	500,000	500,355
Panther BF Aggregator 2 LP 144A	6.25	5-15-2026	125,000	133,021
				2,712,291
Automobiles: 0.49%
Ford Motor Company	4.75	1-15-2043	1,500,000	1,513,956
Ford Motor Company	9.00	4-22-2025	100,000	121,875
Ford Motor Company	9.63	4-22-2030	100,000	141,719
				1,777,550
Diversified consumer services: 2.03%
Carriage Services Incorporated 144A	6.63	6-1-2026	1,700,000	1,793,500
Prime Security Services Borrower LLC 144A	3.38	8-31-2027	1,205,000	1,189,383
Service Corporation International	7.50	4-1-2027	3,400,000	4,131,000
Service Corporation International	8.00	11-15-2021	275,000	288,800
				7,402,683
Hotels, restaurants & leisure: 2.57%
Carnival Corporation 144A	7.63	3-1-2026	1,210,000	1,279,575
Carnival Corporation 144A	9.88	8-1-2027	425,000	487,688
Carnival Corporation 144A	11.50	4-1-2023	800,000	907,672
CCM Merger Incorporated 144A	6.38	5-1-2026	975,000	1,033,500
NCL Corporation Limited 144A	5.88	3-15-2026	160,000	158,301
NCL Corporation Limited 144A	12.25	5-15-2024	1,115,000	1,298,161
Royal Caribbean Cruises Limited 144A	9.13	6-15-2023	1,400,000	1,510,250
Royal Caribbean Cruises Limited 144A	10.88	6-1-2023	525,000	591,938
See accompanying notes to portfolio of investments

Wells Fargo Multi-Sector Income Fund  |  3

Portfolio of investments—January 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Hotels, restaurants & leisure (continued)
Wyndham Hotels & Resorts Company 144A	5.38%	4-15-2026	$1,875,000	$ 1,919,531
Yum! Brands Incorporated 144A	7.75	4-1-2025	150,000	164,642
				9,351,258
Multiline retail: 0.87%
Macy's Incorporated 144A	8.38	6-15-2025	675,000	747,563
Nordstrom Incorporated	5.00	1-15-2044	1,175,000	1,158,155
Nordstrom Incorporated 144A	8.75	5-15-2025	1,125,000	1,258,919
				3,164,637
Specialty retail: 1.27%
Asbury Automotive Group Incorporated	4.75	3-1-2030	406,000	426,990
Asbury Automotive Group Incorporated	4.50	3-1-2028	419,000	430,523
Group 1 Automotive Incorporated 144A	4.00	8-15-2028	450,000	459,428
Lithia Motors Incorporated 144A	4.38	1-15-2031	175,000	185,236
Lithia Motors Incorporated 144A	4.63	12-15-2027	150,000	158,250
Lithia Motors Incorporated 144A	5.25	8-1-2025	945,000	980,438
Macy's Retail Holdings Incorporated	3.88	1-15-2022	600,000	599,514
Michaels Stores Incorporated 144A	4.75	10-1-2027	555,000	568,875
Sonic Automotive Incorporated	6.13	3-15-2027	775,000	815,688
				4,624,942
Textiles, apparel & luxury goods: 0.18%
The William Carter Company 144A	5.50	5-15-2025	125,000	132,813
The William Carter Company 144A	5.63	3-15-2027	500,000	528,125
				660,938
Consumer staples: 1.09%
Beverages: 0.19%
Cott Beverages Incorporated 144A	5.50	4-1-2025	675,000	695,459
Food & staples retailing: 0.10%
PETSMART Incorporated 144A%%	4.75	2-15-2028	185,000	185,000
PETSMART Incorporated 144A%%	7.75	2-15-2029	185,000	185,000
				370,000
Food products: 0.80%
CHS Incorporated 144A	6.00	1-15-2029	40,000	42,500
CHS Incorporated %%	6.88	4-15-2029	1,230,000	1,243,838
Pilgrim's Pride Corporation 144A	5.75	3-15-2025	1,305,000	1,334,493
Prestige Brands Incorporated 144A	6.38	3-1-2024	280,000	285,600
				2,906,431
Energy: 13.54%
Energy equipment & services: 2.78%
Bristow Group Incorporated ♦†	6.25	10-15-2022	3,855,000	0
Era Group Incorporated	7.75	12-15-2022	2,350,000	2,347,063
Hilcorp Energy Company 144A	5.75	10-1-2025	1,875,000	1,917,188
Hilcorp Energy Company 144A	5.75	2-1-2029	270,000	274,541
Hilcorp Energy Company 144A	6.00	2-1-2031	270,000	274,050
Hilcorp Energy Company 144A	6.25	11-1-2028	350,000	369,250
Oceaneering International Incorporated	6.00	2-1-2028	1,725,000	1,604,250
See accompanying notes to portfolio of investments

4  |  Wells Fargo Multi-Sector Income Fund

Portfolio of investments—January 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Energy equipment & services (continued)
Pattern Energy Operations LP 144A	4.50%	8-15-2028	$2,300,000	$ 2,432,480
USA Compression Partners LP	6.88	4-1-2026	850,000	888,420
				10,107,242
Oil, gas & consumable fuels: 10.76%
Aethon United 144A%%	8.25	2-15-2026	1,225,000	1,252,563
Antero Midstream Partners LP 144A	5.75	1-15-2028	1,020,000	1,020,000
Antero Resources Corporation	5.00	3-1-2025	1,450,000	1,373,875
Antero Resources Corporation 144A	8.38	7-15-2026	185,000	195,214
Apache Corporation	4.38	10-15-2028	750,000	746,730
Apache Corporation	4.75	4-15-2043	525,000	498,750
Archrock Partners LP 144A	6.25	4-1-2028	150,000	153,188
Archrock Partners LP 144A	6.88	4-1-2027	500,000	524,825
Boardwalk Pipelines LP	4.80	5-3-2029	750,000	857,099
Buckeye Partners LP	5.85	11-15-2043	1,125,000	1,122,188
Cheniere Energy Partners LP	4.50	10-1-2029	400,000	430,000
Cheniere Energy Partners LP	5.25	10-1-2025	1,000,000	1,026,250
Cheniere Energy Partners LP	5.63	10-1-2026	300,000	312,105
Energy Transfer Partners LP	5.20	2-1-2022	750,000	775,197
EnLink Midstream LLC 144A	5.63	1-15-2028	170,000	169,681
EnLink Midstream LLC	5.38	6-1-2029	950,000	907,250
EnLink Midstream Partners LP	4.40	4-1-2024	450,000	445,500
EnLink Midstream Partners LP	5.05	4-1-2045	1,575,000	1,259,669
EnLink Midstream Partners LP	5.45	6-1-2047	950,000	760,000
EnLink Midstream Partners LP	5.60	4-1-2044	750,000	601,875
Enviva Partners LP 144A	6.50	1-15-2026	2,250,000	2,370,488
Harvest Midstream LP 144A	7.50	9-1-2028	760,000	798,190
Indigo Natural Resources LLC 144A%%	5.38	2-1-2029	280,000	276,500
Kinder Morgan Energy Partners LP	3.95	9-1-2022	750,000	784,766
Kinder Morgan Incorporated	7.42	2-15-2037	800,000	1,065,700
Murphy Oil Corporation	5.75	8-15-2025	185,000	177,870
Murphy Oil Corporation	5.88	12-1-2027	150,000	142,605
Nabors Industries Limited 144A	9.00	2-1-2025	78,000	79,170
Occidental Petroleum Corporation	4.63	6-15-2045	1,825,000	1,591,195
Occidental Petroleum Corporation	6.20	3-15-2040	425,000	442,000
Occidental Petroleum Corporation	6.45	9-15-2036	3,390,000	3,720,101
Occidental Petroleum Corporation	6.60	3-15-2046	500,000	538,605
Phillips 66	4.30	4-1-2022	625,000	652,631
Plains All American Pipeline LP	3.85	10-15-2023	750,000	800,944
Range Resources Corporation 144A	8.25	1-15-2029	180,000	189,000
Range Resources Corporation	9.25	2-1-2026	1,100,000	1,198,769
Rockies Express Pipeline LLC 144A	6.88	4-15-2040	2,050,000	2,285,750
Rockies Express Pipeline LLC	7.50	7-15-2038	240,000	272,400
Southwestern Energy Company	7.50	4-1-2026	400,000	417,920
Southwestern Energy Company	7.75	10-1-2027	975,000	1,028,625
Southwestern Energy Company	8.38	9-15-2028	650,000	695,568
Tallgrass Energy Partners LP 144A	5.50	9-15-2024	2,548,000	2,593,940
Tallgrass Energy Partners LP 144A	7.50	10-1-2025	820,000	873,300
Western Midstream Operating LP	5.30	2-1-2030	600,000	660,000
Western Midstream Operating LP	5.30	3-1-2048	1,000,000	1,025,000
Western Midstream Operating LP	6.50	2-1-2050	75,000	84,375
				39,197,371
See accompanying notes to portfolio of investments

Wells Fargo Multi-Sector Income Fund  |  5

Portfolio of investments—January 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Financials: 10.76%
Banks: 1.19%
Bank of America Corporation	5.70%	1-24-2022	$250,000	$ 263,285
Citigroup Incorporated	4.50	1-14-2022	250,000	259,927
Citigroup Incorporated (U.S. SOFR+3.23%) ʊ±	4.70	1-30-2025	750,000	766,875
City National Bank	5.38	7-15-2022	500,000	531,733
International Finance Corporation	7.50	5-9-2022	5,000,000	958,987
International Finance Corporation	7.50	5-9-2022	4,000,000	767,189
JPMorgan Chase & Company (3 Month LIBOR+3.25%) ±	5.15	12-29-2049	750,000	771,563
				4,319,559
Capital markets: 0.57%
ACE Securities Corporation (1 Month LIBOR+2.63%) ±	2.76	6-25-2033	49,677	49,691
Goldman Sachs Group Incorporated	5.75	1-24-2022	750,000	789,626
Oppenheimer Holdings Incorporated	5.50	10-1-2025	1,200,000	1,218,000
				2,057,317
Consumer finance: 3.24%
Discover Financial Services	5.20	4-27-2022	750,000	792,356
FirstCash Incorporated 144A	4.63	9-1-2028	445,000	461,265
Ford Motor Credit Company LLC	4.00	11-13-2030	590,000	604,750
Ford Motor Credit Company LLC	4.39	1-8-2026	1,450,000	1,542,438
Ford Motor Credit Company LLC	5.11	5-3-2029	2,175,000	2,393,887
Ford Motor Credit Company LLC	5.13	6-16-2025	225,000	244,350
Genworth Mortgage Holding 144A	6.50	8-15-2025	175,000	186,594
Hawaiian Brand Intellectual Property Limited 144A%%	5.75	1-20-2026	1,900,000	1,976,000
Springleaf Finance Corporation	5.38	11-15-2029	625,000	687,500
Springleaf Finance Corporation	6.13	3-15-2024	750,000	819,615
Springleaf Finance Corporation	6.63	1-15-2028	100,000	116,750
Springleaf Finance Corporation	7.13	3-15-2026	925,000	1,082,250
Synchrony Financial	5.15	3-19-2029	750,000	898,243
				11,805,998
Diversified financial services: 2.30%
DAE Funding LLC 144A	5.75	11-15-2023	875,000	899,063
LPL Holdings Incorporated 144A	5.75	9-15-2025	3,700,000	3,823,210
Mileage Plus Holdings LLC 144A	6.50	6-20-2027	2,200,000	2,406,250
United Shore Financial Services LLC 144A	5.50	11-15-2025	1,188,000	1,250,370
				8,378,893
Insurance: 2.36%
American International Group Incorporated	4.88	6-1-2022	750,000	793,291
AmWINS Group Incorporated 144A	7.75	7-1-2026	1,625,000	1,741,805
Assurant Incorporated	3.70	2-22-2030	750,000	836,681
Brighthouse Financial Incorporated	4.70	6-22-2047	850,000	898,423
HUB International Limited 144A	7.00	5-1-2026	550,000	570,625
Liberty Mutual Group Incorporated 144A	4.57	2-1-2029	750,000	905,121
Prudential Financial Incorporated (3 Month LIBOR+2.38%) ±	4.50	9-15-2047	750,000	815,281
Sammons Financial Group Incorporated 144A	4.45	5-12-2027	750,000	805,478
See accompanying notes to portfolio of investments

6  |  Wells Fargo Multi-Sector Income Fund

Portfolio of investments—January 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Insurance (continued)
USI Incorporated 144A	6.88%	5-1-2025	$550,000	$ 558,839
W.R. Berkley Corporation	4.63	3-15-2022	650,000	679,522
				8,605,066
Mortgage REITs: 0.52%
Starwood Property Trust Incorporated	4.75	3-15-2025	755,000	755,596
Starwood Property Trust Incorporated	5.00	12-15-2021	420,000	425,775
Starwood Property Trust Incorporated 144A	5.50	11-1-2023	690,000	717,600
				1,898,971
Thrifts & mortgage finance: 0.58%
Ladder Capital Finance Holdings LP 144A	4.25	2-1-2027	200,000	191,616
Ladder Capital Finance Holdings LP 144A	5.25	3-15-2022	150,000	150,750
Ladder Capital Finance Holdings LP 144A	5.25	10-1-2025	1,775,000	1,770,563
				2,112,929
Health care: 5.13%
Health care equipment & supplies: 0.70%
Hill-Rom Holdings Incorporated 144A	4.38	9-15-2027	475,000	493,406
Hill-Rom Holdings Incorporated	5.00	2-15-2025	400,000	411,500
Hologic Incorporated 144A	3.25	2-15-2029	610,000	619,913
Hologic Incorporated	4.63	2-1-2028	225,000	238,500
Surgery Center Holdings Incorporated 144A	6.75	7-1-2025	750,000	770,663
				2,533,982
Health care providers & services: 3.17%
AdaptHealth LLC 144A	4.63	8-1-2029	240,000	245,134
Centene Corporation 144A	5.38	8-15-2026	125,000	131,094
Cigna Corporation	3.90	2-15-2022	315,000	326,442
CommonSpirit Health	3.82	10-1-2049	750,000	851,534
Community Health Systems Incorporated 144A	6.63	2-15-2025	1,170,000	1,231,659
Davita Incorporated 144A	4.63	6-1-2030	600,000	630,192
Encompass Health Corporation	4.50	2-1-2028	150,000	156,188
Encompass Health Corporation	4.75	2-1-2030	175,000	188,228
Encompass Health Corporation	4.63	4-1-2031	175,000	185,938
HealthSouth Corporation	5.75	9-15-2025	575,000	592,969
Magellan Health Incorporated	4.90	9-22-2024	325,000	356,756
MPT Operating Partnership LP	4.63	8-1-2029	325,000	347,578
MPT Operating Partnership LP	5.00	10-15-2027	1,100,000	1,166,000
MPT Operating Partnership LP	5.25	8-1-2026	1,575,000	1,630,125
Select Medical Corporation 144A	6.25	8-15-2026	900,000	961,650
Tenet Healthcare Corporation 144A	4.63	6-15-2028	125,000	130,762
Tenet Healthcare Corporation 144A	4.88	1-1-2026	1,025,000	1,069,208
Tenet Healthcare Corporation 144A	5.13	11-1-2027	225,000	237,119
Tenet Healthcare Corporation 144A	6.25	2-1-2027	425,000	447,697
Tenet Healthcare Corporation	7.00	8-1-2025	300,000	310,125
Tenet Healthcare Corporation 144A	7.50	4-1-2025	150,000	162,070
Vizient Incorporated 144A	6.25	5-15-2027	175,000	185,938
				11,544,406
See accompanying notes to portfolio of investments

Wells Fargo Multi-Sector Income Fund  |  7

Portfolio of investments—January 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health care technology: 0.73%
Change Healthcare Holdings Incorporated 144A	5.75%	3-1-2025	$2,375,000	$ 2,436,038
IQVIA Incorporated 144A	5.00	10-15-2026	225,000	233,719
				2,669,757
Life sciences tools & services: 0.18%
Charles River Laboratories Incorporated 144A	5.50	4-1-2026	150,000	156,563
Ortho-Clinical Diagnostics Incorporated 144A	7.25	2-1-2028	90,000	96,300
Syneos Health Incorporated 144A	3.63	1-15-2029	400,000	399,880
				652,743
Pharmaceuticals: 0.35%
Bausch Health Companies Incorporated	6.25	2-15-2029	600,000	643,548
Bausch Health Companies Incorporated 144A	7.00	3-15-2024	575,000	587,765
Bausch Health Companies Incorporated 144A	7.25	5-30-2029	50,000	55,688
				1,287,001
Industrials: 8.26%
Aerospace & defense: 1.63%
RBS Global & Rexnord LLC 144A	4.88	12-15-2025	1,704,000	1,741,045
Signature Aviation US Holdings Incorporated 144A	4.00	3-1-2028	600,000	611,628
Signature Aviation US Holdings Incorporated 144A	5.38	5-1-2026	2,025,000	2,075,018
Spirit AeroSystems Holdings Incorporated	4.60	6-15-2028	605,000	579,853
Spirit AeroSystems Holdings Incorporated 144A	5.50	1-15-2025	305,000	319,869
TransDigm Incorporated 144A	6.25	3-15-2026	575,000	608,178
				5,935,591
Airlines: 1.84%
Delta Air Lines Incorporated	3.75	10-28-2029	690,000	677,366
Delta Air Lines Incorporated 144A	4.75	10-20-2028	3,500,000	3,878,485
United Airlines	5.88	4-15-2029	1,556,441	1,738,410
United Airlines Pass-Through Trust Certificates Series 2020-1 Class B %%	4.88	7-15-2027	400,000	409,000
				6,703,261
Commercial services & supplies: 2.14%
Covanta Holding Corporation	5.88	7-1-2025	515,000	534,313
IAA Spinco Incorporated 144A	5.50	6-15-2027	1,700,000	1,785,170
KAR Auction Services Incorporated 144A	5.13	6-1-2025	4,200,000	4,310,250
Plastipak Holdings Incorporated 144A	6.25	10-15-2025	1,150,000	1,175,875
				7,805,608
Construction & engineering: 0.04%
Pike Corporation 144A	5.50	9-1-2028	145,000	149,713
Machinery: 1.16%
Meritor Incorporated 144A	4.50	12-15-2028	600,000	612,000
See accompanying notes to portfolio of investments

8  |  Wells Fargo Multi-Sector Income Fund

Portfolio of investments—January 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Machinery (continued)
Stevens Holding Company Incorporated 144A	6.13%	10-1-2026	$1,425,000	$ 1,552,680
Trimas Corporation 144A	4.88	10-15-2025	1,997,000	2,042,841
				4,207,521
Professional services: 0.15%
Verisk Analytics Incorporated	5.80	5-1-2021	530,000	537,013
Road & rail: 0.28%
Uber Technologies Incorporated 144A	8.00	11-1-2026	950,000	1,025,169
Trading companies & distributors: 0.72%
Fortress Transportation & Infrastructure Investors LLC 144A	6.50	10-1-2025	2,325,000	2,406,375
Fortress Transportation & Infrastructure Investors LLC 144A	9.75	8-1-2027	200,000	226,140
				2,632,515
Transportation infrastructure: 0.30%
Allison Transmission Incorporated 144A	3.75	1-30-2031	1,100,000	1,093,928
Information technology: 5.07%
Communications equipment: 0.45%
CommScope Technologies Finance LLC 144A	6.00	6-15-2025	715,000	730,122
CommScope Technologies Finance LLC 144A	8.25	3-1-2027	845,000	910,014
				1,640,136
Electronic equipment, instruments & components: 0.20%
Keysight Technologies	4.60	4-6-2027	600,000	714,460
IT services: 0.93%
Cardtronics Incorporated 144A	5.50	5-1-2025	2,328,000	2,409,480
Flexential Intermediate Corporation 144A	11.25	8-1-2024	365,000	388,725
Sabre GLBL Incorporated 144A	9.25	4-15-2025	485,000	575,428
				3,373,633
Semiconductors & semiconductor equipment: 0.28%
Broadcom Corporation	3.50	1-15-2028	750,000	818,556
Qorvo Incorporated	4.38	10-15-2029	175,000	190,969
				1,009,525
Software: 1.49%
Fair Isaac Corporation 144A	5.25	5-15-2026	1,000,000	1,130,000
IQVIA Incorporated 144A	5.00	5-15-2027	250,000	263,220
Logan Merger Sub Incorporated 144A	5.50	9-1-2027	575,000	601,594
MPH Acquisition Holdings Company 144A	5.75	11-1-2028	1,610,000	1,595,913
NortonLifeLock Incorporated 144A	5.00	4-15-2025	475,000	483,455
SS&C Technologies Incorporated 144A	5.50	9-30-2027	500,000	529,505
VMware Incorporated	3.90	8-21-2027	750,000	841,745
				5,445,432
Technology hardware, storage & peripherals: 1.72%
Dell International LLC 144A	7.13	6-15-2024	3,200,000	3,323,520
See accompanying notes to portfolio of investments

Wells Fargo Multi-Sector Income Fund  |  9

Portfolio of investments—January 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Technology hardware, storage & peripherals (continued)
Diamond 1 Finance Corporation 144A	6.02%	6-15-2026	$750,000	$ 905,394
Hewlett-Packard Company	4.05	9-15-2022	750,000	792,901
NCR Corporation 144A	6.13	9-1-2029	1,000,000	1,077,980
NCR Corporation 144A	8.13	4-15-2025	150,000	164,250
				6,264,045
Materials: 2.31%
Chemicals: 0.05%
Valvoline Incorporated 144A	4.25	2-15-2030	175,000	182,875
Containers & packaging: 1.15%
Berry Global Incorporated	5.13	7-15-2023	100,000	102,125
Berry Global Incorporated 144A	5.63	7-15-2027	175,000	186,156
Crown Cork & Seal Company Incorporated	7.38	12-15-2026	750,000	911,250
Flex Acquisition Company Incorporated 144A	6.88	1-15-2025	900,000	914,625
Flex Acquisition Company Incorporated 144A	7.88	7-15-2026	275,000	285,230
Owens-Brockway Packaging Incorporated 144A	5.88	8-15-2023	325,000	347,750
Owens-Brockway Packaging Incorporated	6.38	8-15-2025	600,000	667,500
Silgan Holdings Incorporated	4.13	2-1-2028	750,000	778,125
				4,192,761
Metals & mining: 0.73%
Arches Buyer Incorporated 144A	4.25	6-1-2028	160,000	159,800
Arches Buyer Incorporated 144A	6.13	12-1-2028	405,000	415,125
Cleveland-Cliffs Incorporated	5.88	6-1-2027	500,000	518,750
Cleveland-Cliffs Incorporated 144A	9.88	10-17-2025	545,000	640,855
Indalex Holdings Corporation ♦	11.50	2-1-2021	2,990,596	0
Kaiser Aluminum Corporation 144A	4.63	3-1-2028	300,000	309,456
Kaiser Aluminum Corporation 144A	6.50	5-1-2025	175,000	186,813
Novelis Corporation 144A	5.88	9-30-2026	400,000	419,000
				2,649,799
Paper & forest products: 0.38%
Clearwater Paper Corporation 144A	5.38	2-1-2025	350,000	381,938
Clearwater Paper Corporation 144A	4.75	8-15-2028	270,000	279,369
Vertical U.S. Newco Incorporated 144A	5.25	7-15-2027	675,000	705,196
				1,366,503
Real estate: 1.47%
Equity REITs: 1.47%
CoreCivic Incorporated	5.00	10-15-2022	575,000	549,125
Omega HealthCare Investors Incorporated	4.50	4-1-2027	600,000	674,941
Service Properties Trust Company	3.95	1-15-2028	385,000	350,350
Service Properties Trust Company	4.75	10-1-2026	200,000	192,000
Service Properties Trust Company	4.95	2-15-2027	625,000	603,125
Service Properties Trust Company	7.50	9-15-2025	1,000,000	1,125,746
SITE Centers Corporation	4.70	6-1-2027	600,000	669,812
The Geo Group Incorporated	5.13	4-1-2023	525,000	448,875
See accompanying notes to portfolio of investments

10  |  Wells Fargo Multi-Sector Income Fund

Portfolio of investments—January 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal		Value
Equity REITs (continued)
The Geo Group Incorporated	5.88%	1-15-2022		$600,000	$ 567,000
The Geo Group Incorporated	5.88	10-15-2024		240,000	181,200
					5,362,174
Utilities: 2.13%
Electric utilities: 0.88%
Evergy Incorporated	4.85	6-1-2021		750,000	752,700
NextEra Energy Operating Partners LP 144A	4.25	7-15-2024		775,000	821,578
NextEra Energy Operating Partners LP 144A	4.25	9-15-2024		16,000	17,088
NextEra Energy Operating Partners LP 144A	4.50	9-15-2027		1,250,000	1,387,500
PG&E Corporation	5.00	7-1-2028		100,000	107,287
PG&E Corporation	5.25	7-1-2030		100,000	110,000
					3,196,153
Independent power & renewable electricity producers: 1.25%
NSG Holdings LLC 144A	7.75	12-15-2025		2,296,864	2,439,970
TerraForm Power Operating LLC	4.25	1-31-2023		500,000	514,773
TerraForm Power Operating LLC 144A	4.75	1-15-2030		800,000	858,000
TerraForm Power Operating LLC 144A	5.00	1-31-2028		675,000	749,250
					4,561,993
Total Corporate bonds and notes (Cost $231,772,398)					245,297,075
Foreign corporate bonds and notes: 4.36%
Financials: 4.36%
Banks: 4.36%
European Investment Bank	7.25	6-28-2021	BRL	9,000,000	1,677,931
European Investment Bank	8.00	5-5-2027	ZAR	21,000,000	1,521,997
European Investment Bank	8.38	7-29-2022	ZAR	40,000,000	2,776,595
European Investment Bank	8.75	8-18-2025	ZAR	20,000,000	1,477,421
European Investment Bank	9.00	3-31-2021	ZAR	17,400,000	1,156,764
International Bank for Reconstruction & Development	7.00	6-7-2023	ZAR	15,000,000	1,033,934
International Bank for Reconstruction & Development	7.50	6-9-2021	BRL	5,000,000	930,438
International Bank for Reconstruction & Development	8.25	6-22-2023	BRL	9,000,000	1,764,026
KfW	7.50	11-10-2022	ZAR	36,000,000	2,491,643
Landwirtschaftliche Rentenbank	8.25	5-23-2022	ZAR	15,000,000	1,027,636
Total Foreign corporate bonds and notes (Cost $18,850,509)					15,858,385
Foreign government bonds: 26.98%
Colombia	6.25	11-26-2025	COP	15,000,000,000	4,654,159
Colombia	7.50	8-26-2026	COP	22,725,000,000	7,382,519
India	7.32	1-28-2024	INR	710,000,000	10,413,528
Indonesia	5.50	4-15-2026	IDR	50,000,000,000	3,612,259
Indonesia	7.00	9-15-2030	IDR	115,000,000,000	8,591,721
Indonesia	7.25	2-15-2026	IDR	55,000,000,000	4,231,276
Malaysia	4.23	6-30-2031	MYR	33,000,000	9,141,574
Mexico	7.75	5-29-2031	MXN	85,000,000	4,850,088
See accompanying notes to portfolio of investments

Wells Fargo Multi-Sector Income Fund  |  11

Portfolio of investments—January 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal		Value
Foreign government bonds (continued)
Mexico	8.50%	5-31-2029	MXN	198,000,000	$ 11,790,512
Republic of Trinidad and Tobago 144A	4.50	8-4-2026	TTD	750,000	813,750
Romania	3.25	4-29-2024	RON	43,700,000	11,270,810
Romania	5.00	2-12-2029	RON	20,000,000	5,851,233
Russia	6.50	2-28-2024	RUB	390,000,000	5,352,193
Russia	6.90	5-23-2029	RUB	400,000,000	5,550,159
Russia	7.65	4-10-2030	RUB	325,000,000	4,731,739
Total Foreign government bonds (Cost $93,079,745)					98,237,520
Loans: 18.83%
Communication services: 1.63%
Diversified telecommunication services: 0.15%
Cablevision Lightpath LLC (1 Month LIBOR+3.25%) ±	3.75	11-30-2027		$269,325	269,998
Frontier Communications (1 Month LIBOR+4.75%) ±	5.75	10-8-2021		270,000	269,746
					539,744
Media: 1.24%
Ancestry.com Incorporated (1 Month LIBOR+4.00%) ±	4.50	12-6-2027		810,000	812,746
CSC Holdings LLC (1 Month LIBOR+2.25%) ±	2.38	1-15-2026		490,000	486,786
CSC Holdings LLC (1 Month LIBOR+2.50%) ±	2.63	4-15-2027		146,644	145,820
Diamond Sports Group LLC (1 Month LIBOR+3.25%) <±	3.37	8-24-2026		165,000	140,113
Gray Television Incorporated (1 Month LIBOR+2.50%) ±	2.64	1-2-2026		488,545	487,323
Hubbard Radio LLC (3 Month LIBOR+4.25%) ±	5.25	3-28-2025		1,406,490	1,372,214
Nexstar Broadcasting Incorporated (1 Month LIBOR+2.75%) ±	2.89	9-18-2026		1,078,432	1,078,281
					4,523,283
Wireless telecommunication services: 0.24%
Connect U.S. Finco LLC (1 Month LIBOR+4.50%) ±	5.50	12-11-2026		868,438	869,367
Consumer discretionary: 2.13%
Auto components: 0.14%
Belron Finance US LLC (3 Month LIBOR+2.25%) ♦±	2.46	11-7-2024		291,000	290,092
Clarios Global LP (1 Month LIBOR+3.50%) ±	3.62	4-30-2026		218,170	217,829
					507,921
Distributors: 0.65%
Spin Holdco Incorporated (3 Month LIBOR+3.25%) ±	4.25	11-14-2022		2,385,615	2,379,962
Hotels, restaurants & leisure: 1.26%
Carnival Corporation (1 Month LIBOR+7.50%) ±	8.50	6-30-2025		968,337	995,576
See accompanying notes to portfolio of investments

12  |  Wells Fargo Multi-Sector Income Fund

Portfolio of investments—January 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Hotels, restaurants & leisure (continued)
CCM Merger Incorporated (1 Month LIBOR+3.75%) ±	4.50%	11-4-2025	$2,190,000	$ 2,198,213
Montreign Operating Company LLC (1 Month LIBOR+3.25%) ±	3.37	3-22-2021	1,445,025	1,399,868
				4,593,657
Specialty retail: 0.08%
Rent-A-Center Incorporated (1 Month LIBOR+4.50%) ♦±	4.69	8-5-2026	296,250	295,880
Energy: 1.39%
Electric utilities: 0.42%
ExGen Renewables IV LLC (2 Month LIBOR+2.75%) ±	3.75	12-15-2027	1,530,000	1,538,415
Oil, gas & consumable fuels: 0.97%
Apergy Corporation (3 Month LIBOR+5.00%) ♦±	6.00	5-28-2027	555,750	565,131
Crestwood Holdings LLC (1 Month LIBOR+7.50%) ±	7.63	3-6-2023	1,794,276	1,493,735
Encino Acquisition Partners Holdings LLC (1 Month LIBOR+6.75%) ±	7.75	10-29-2025	600,000	550,500
NorthRiver Midstream Finance LP (3 Month LIBOR+3.25%) ±	3.49	10-1-2025	924,283	920,817
				3,530,183
Financials: 4.89%
Capital markets: 1.24%
Nexus Buyer LLC (1 Month LIBOR+3.75%) <±	3.88	11-9-2026	2,534,310	2,526,910
VFH Parent LLC (1 Month LIBOR+3.00%) ±	3.13	3-1-2026	724,443	722,631
Victory Capital Management Incorporated (3 Month LIBOR+2.50%) ±	2.74	7-1-2026	1,245,903	1,243,311
				4,492,852
Consumer finance: 0.22%
Russell Investments (5 Month LIBOR+3.00%) <±	4.00	5-30-2025	816,259	813,965
Diversified financial services: 2.02%
Mallinckrodt International Finance SA (3 Month LIBOR+2.75%) <±	2.95	9-24-2024	842,811	792,664
Mileage Plus Holdings LLC (3 Month LIBOR+5.25%) ±	6.25	6-25-2027	1,630,000	1,736,243
Resolute Investment Mangers Incorporated (1 Month LIBOR+3.75%) <±	8.50	4-30-2024	2,609,516	2,617,684
Resolute Investment Mangers Incorporated (3 Month LIBOR+8.00%) ±	9.01	4-30-2025	1,090,000	1,090,000
Stonepeak Lonestar Holdings LLC (3 Month LIBOR+4.50%) ±	4.73	10-19-2026	1,126,301	1,126,301
				7,362,892
Insurance: 1.37%
AmWINS Group Incorporated (1 Month LIBOR+2.75%) ±	3.75	1-25-2024	868,029	869,704
See accompanying notes to portfolio of investments

Wells Fargo Multi-Sector Income Fund  |  13

Portfolio of investments—January 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Insurance (continued)
BroadStreet Partners Incorporated (1 Month LIBOR+3.25%) ±	3.37%	1-27-2027	$494,850	$ 490,110
HUB International Limited (2 Month LIBOR+2.75%) ±	2.97	4-25-2025	1,218,750	1,207,379
HUB International Limited (6 Month LIBOR+3.25%) ±	4.00	4-25-2025	808,000	809,010
Solera Holdings Incorporated (1 Month LIBOR+2.75%) ±	5.75	3-3-2023	1,057,990	1,052,626
USI Incorporated (3 Month LIBOR+3.00%) ±	3.25	5-16-2024	290,615	288,435
USI Incorporated (1 Month LIBOR+3.25%) <±	4.22	12-2-2026	40,000	40,000
USI Incorporated (3 Month LIBOR+4.00%) ±	4.25	12-2-2026	222,750	222,656
				4,979,920
Mortgage REITs: 0.04%
Blackstone Mortgage Trust Incorporated (1 Month LIBOR+2.25%) ±	2.37	4-23-2026	147,755	147,016
Health care: 1.22%
Health care providers & services: 0.37%
Surgery Center Holdings Incorporated (1 Month LIBOR+3.25%) <±	4.25	9-3-2024	940,322	933,269
Team Health Holdings Incorporated (1 Month LIBOR+2.75%) ±	3.75	2-6-2024	431,674	402,536
				1,335,805
Health care technology: 0.13%
Change Healthcare Holdings Incorporated (1 Month LIBOR+2.50%) ±	3.50	3-1-2024	464,816	464,816
Pharmaceuticals: 0.72%
Bausch Health Companies Incorporated (1 Month LIBOR+3.00%) ±	3.12	6-2-2025	1,457,100	1,457,333
Endo Finance LLC (3 Month LIBOR+4.25%) ±	5.25	4-29-2024	1,196,303	1,185,836
				2,643,169
Industrials: 2.78%
Aerospace & defense: 1.15%
Spirit AeroSystems Holdings Incorporated (1 Month LIBOR+5.25%) ♦<±	0.00	1-15-2025	3,020,000	3,057,750
TransDigm Incorporated (1 Month LIBOR+2.25%) ±	2.37	8-22-2024	1,150,362	1,128,436
				4,186,186
Commercial services & supplies: 0.13%
IAA Spinco Incorporated (1 Month LIBOR+2.25%) ♦±	2.38	6-28-2026	443,313	442,204
KAR Auction Services Incorporated (1 Month LIBOR+2.25%) ±	2.44	9-19-2026	39,597	39,350
				481,554
Construction & engineering: 0.12%
Pike Corporation (1 Month LIBOR+3.00%) ±	3.12	1-15-2028	69,041	69,012
See accompanying notes to portfolio of investments

14  |  Wells Fargo Multi-Sector Income Fund

Portfolio of investments—January 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Construction & engineering (continued)
Pike Corporation (1 Month LIBOR+3.00%) ±	3.12%	1-21-2028	$90,959	$ 90,921
Pike Corporation (1 Month LIBOR+3.97%) ±	4.09	7-24-2026	257,943	257,580
				417,513
Machinery: 0.64%
Alliance Laundry Systems LLC (3 Month LIBOR+3.50%) ±	4.25	10-8-2027	1,150,000	1,152,875
Columbus McKinnon Corporation (3 Month LIBOR+2.50%) ±	6.00	1-31-2024	681,630	679,926
Gates Global LLC (1 Month LIBOR+2.75%) ±	3.75	4-1-2024	484,019	483,719
				2,316,520
Professional services: 0.27%
The Dun & Bradstreet Corporation (1 Month LIBOR+3.75%) ±	3.88	2-6-2026	991,128	992,546
Road & rail: 0.21%
Uber Technologies Incorporated (3 Month LIBOR+4.00%) <±	4.20	4-4-2025	763,043	764,234
Transportation infrastructure: 0.26%
SkyMiles IP Limited (3 Month LIBOR+3.75%) ±	4.75	10-20-2027	910,000	951,860
Information technology: 2.44%
Communications equipment: 0.14%
CommScope Incorporated (1 Month LIBOR+3.25%) ±	3.37	4-6-2026	493,750	492,131
Electronic equipment, instruments & components: 0.25%
Dell International LLC (1 Month LIBOR+2.00%) ±	2.75	9-19-2025	925,803	927,034
IT services: 1.29%
Applied Systems Incorporated (3 Month LIBOR+3.00%) ±	4.00	9-19-2024	387,843	388,126
Fiserv Investment Solutions Incorporated (3 Month LIBOR+4.75%) ±	6.44	2-18-2027	2,303,525	2,314,075
Flexential Intermediate Corporation (3 Month LIBOR+3.50%) ±	3.75	8-1-2024	228,231	205,490
Flexential Intermediate Corporation (3 Month LIBOR+7.25%) ±	7.48	8-1-2025	1,425,000	972,563
Sabre GLBL Incorporated (1 Month LIBOR+4.00%) <±	4.75	12-17-2027	790,000	797,410
				4,677,664
Software: 0.76%
Emerald Topco Incorporated (3 Month LIBOR+3.50%) ±	3.71	7-24-2026	987,500	985,772
MPH Acquisition Holdings LLC (3 Month LIBOR+2.75%) ±	3.75	6-7-2023	371,052	370,380
Sophia LP (3 Month LIBOR+3.75%) ±	4.50	10-7-2027	1,420,000	1,423,905
				2,780,057
See accompanying notes to portfolio of investments

Wells Fargo Multi-Sector Income Fund  |  15

Portfolio of investments—January 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Materials: 1.20%
Containers & packaging: 0.81%
Flex Acquisition Company Incorporated (3 Month LIBOR+3.00%) ±	3.24%	6-29-2025	$731,075	$ 725,870
Flex Acquisition Company Incorporated (3 Month LIBOR+3.00%) ±	4.00	12-29-2023	425,005	424,806
Graham Packaging Company Incorporated (1 Month LIBOR+3.75%) ±	4.50	8-4-2027	538,814	540,085
Reynolds Group Holdings Incorporated (1 Month LIBOR+2.75%) ±	2.87	2-5-2023	911,157	910,592
RING Container Technologies (1 Month LIBOR+2.75%) ±	2.87	10-31-2024	363,933	361,505
				2,962,858
Paper & forest products: 0.39%
Clearwater Paper Corporation (6 Month LIBOR+3.00%) ±	3.24	7-26-2026	86,167	86,382
Vertical U.S. Newco Incorporated (6 Month LIBOR+4.25%) ±	4.48	7-30-2027	1,316,700	1,326,944
				1,413,326
Real estate: 0.46%
Equity REITs: 0.46%
The Geo Group Incorporated (1 Month LIBOR+2.00%) ±	2.75	3-22-2024	1,906,714	1,688,243
Utilities: 0.69%
Electric utilities: 0.69%
PG&E Corporation (PRIME+3.50%) ±	6.75	6-23-2025	2,487,500	2,507,400
Total Loans (Cost $68,003,982)				68,577,973
Non-agency mortgage-backed securities: 4.85%
Banc of America Funding Corporation Series 2005 Class 5-1A1	5.50	9-25-2035	128,188	137,739
Banc of America Funding Corporation Series 2005 Class D-A1 ±±	3.27	5-25-2035	200,493	208,332
Banc of America Merrill Lynch Commercial Mortgage Incorporated Series 2017-BNK6 Class D 144A	3.10	7-15-2060	1,000,000	871,666
Banc of America Mortgage Securities Series 2003 Class 1A1 ±±	3.87	4-25-2033	251,267	241,363
Benchmark Mortgage Trust Series 2018-B1 Class A2	3.57	1-15-2051	195,000	203,046
Bluemountain CLO Limited Series 2015-2A Class A1R (3 Month LIBOR+0.93%)144A±	1.15	7-18-2027	407,206	407,296
Centex Home Equity Series 2002-A Class AF6	5.54	1-25-2032	12,913	13,353
Centex Home Equity Series 2004-B Class AF6	4.69	3-25-2034	3,746	3,746
Citigroup Commercial Mortgage Trust Series 2012-GC8 Class C 144A±±	4.88	9-10-2045	1,000,000	981,112
Citigroup Commercial Mortgage Trust Series 2017-MDRB Class A (1 Month LIBOR+1.10%)144A±	1.23	7-15-2030	394,694	380,388
Commercial Mortgage Trust Series 2012-CR2 Class C ±±	4.83	8-15-2045	1,000,000	995,201
See accompanying notes to portfolio of investments

16  |  Wells Fargo Multi-Sector Income Fund

Portfolio of investments—January 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities (continued)
Commercial Mortgage Trust Series 2012-CR4 Class B 144A	3.70%	10-15-2045	$1,000,000	$ 930,208
Commercial Mortgage Trust Series 2012-CR5 Class E 144A±±	4.32	12-10-2045	1,000,000	808,134
Commercial Mortgage Trust Series 2012-LC4 Class A4	3.29	12-10-2044	188,762	191,297
Commercial Mortgage Trust Series 2012-LC4 Class AM	4.06	12-10-2044	500,000	512,665
Commercial Mortgage Trust Series 2012-LC4 Class C ±±	5.53	12-10-2044	500,000	455,535
Commercial Mortgage Trust Series 2013-LC13 Class D 144A±±	5.29	8-10-2046	1,103,000	1,005,051
Countrywide Home Loans Series 2003-48 Class 2A2 ±±	2.72	10-25-2033	32,204	32,066
Credit Suisse First Boston Mortgage Securities Series 2002-AR25 Class 1A1 ±±	2.42	9-25-2032	272,714	268,942
Credit Suisse First Boston Mortgage Securities Series 2003-AR15 Class 3A1 ±±	3.23	6-25-2033	53,209	54,334
Credit Suisse First Boston Mortgage Securities Series 2003-AR9 Class 2A2 ±±	2.84	3-25-2033	11,470	11,591
Credit Suisse First Boston Mortgage Securities Series 2014-USA Class D 144A	4.37	9-15-2037	750,000	665,273
Crown Point Limited Series 2015-3A Class A1AR (3 Month LIBOR+0.91%)144A±	1.15	12-31-2027	140,125	140,154
Global Mortgage Securitization Limited Series 2004-A Class A2 (1 Month LIBOR+0.32%)144A±	0.45	11-25-2032	44,049	41,915
Goldman Sachs Mortgage Securities Trust Series 2010-C1 Class X 144A♀±±	0.74	8-10-2043	1,356,248	8,561
Goldman Sachs Mortgage Securities Trust Series 2012-GCJ7 Class XA ♀±±	2.04	5-10-2045	2,237,960	23,115
Goldman Sachs Mortgage Securities Trust Series 2019-GSA1 Class C ±±	3.81	11-10-2052	1,000,000	1,023,656
Goldman Sachs Mortgage Securities Trust Series 2020-DUNE Class D (1 Month LIBOR+1.90%)144A±	2.03	12-15-2036	1,000,000	926,132
GSAA Home Equity Trust Series 2004-5 Class AF5	4.28	6-25-2034	192	192
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-C6 Class E 144A±±	5.14	5-15-2045	520,000	317,227
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-C17 Class B ±±	4.89	1-15-2047	50,000	53,970
JPMorgan Mortgage Trust Series 2004-A3 Class 2A1 ±±	3.85	7-25-2034	12,416	12,717
JPMorgan Mortgage Trust Series 2004-A3 Class 3A3 ±±	2.85	7-25-2034	19,938	19,759
JPMorgan Mortgage Trust Series 2005-A3 Class 11A2 ±±	2.78	6-25-2035	89,751	89,913
MASTR Adjustable Rate Mortgage Trust Series 2003-6 Class 3A1 ±±	2.32	12-25-2033	106,742	111,812
MASTR Adjustable Rate Mortgage Trust Series 2003-6 Class 4A2 ±±	3.21	1-25-2034	5,649	6,066
MASTR Adjustable Rate Mortgage Trust Series 2004-13 Class 3A7 ±±	3.17	11-21-2034	6,083	6,286
See accompanying notes to portfolio of investments

Wells Fargo Multi-Sector Income Fund  |  17

Portfolio of investments—January 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities (continued)
MASTR Alternative Loans Trust Series 2005-1 Class 5A1	5.50%	3-25-2036	$456	$ 440
Mid-State Trust Series 11 Class A1	4.86	7-15-2038	131,078	140,351
MLCC Mortgage Investors Incorporated Series 2003-G Class A2 (6 Month LIBOR+0.68%)±	0.93	1-25-2029	37,326	38,031
MMAF Equipment Finance LLC Series 2017-AA Class A4 144A	2.41	8-16-2024	107,038	108,140
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5 Class XA 144A♀±±	1.41	8-15-2045	3,678,520	53,652
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C10 Class D 144A±±	4.08	7-15-2046	1,000,000	456,796
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C11 Class A4 ±±	4.15	8-15-2046	569,000	608,975
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7 Class D 144A±±	4.24	2-15-2046	692,000	437,577
Morgan Stanley Capital I Trust Series 2012-C4 Class C 144A±±	5.42	3-15-2045	900,000	844,727
Morgan Stanley Mortgage Loan Trust Series 2004-4 Class 2A ±±	6.32	9-25-2034	20,614	22,810
New Century Home Equity Loan Trust Series 2004-3 Class M1 (1 Month LIBOR+0.93%)±	1.06	11-25-2034	928,801	908,131
Palmer Square Loan Funding Limited Series 2019-2A Class A1 (3 Month LIBOR+0.97%)144A±	1.19	4-20-2027	243,170	243,224
Saxon Asset Securities Trust Series 2002-1 Class AF5	5.37	12-25-2030	93,731	98,021
Sequoia Mortgage Trust Series 2003-1 Class 1A (1 Month LIBOR+0.76%)±	0.89	4-20-2033	6,056	6,102
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE Class D 144A±±	4.39	1-5-2043	1,000,000	766,201
Structured Adjustable Rate Mortgage Loan Trust Series 2004-2 Class 2A ±±	2.83	3-25-2034	23,902	24,684
Terwin Mortgage Trust Series 2003-6HE Class A3 (1 Month LIBOR+1.14%)±	1.27	11-25-2033	119,628	118,387
Vendee Mortgage Trust Series 2003-2 Class IO ♀±±	0.63	5-15-2033	2,133,536	39,882
Washington Mutual Mortgage Trust Series 2004-RA4 Class 3A	7.50	7-25-2034	67,454	72,989
Wind River CLO Limited Series 2013-2A Class BR (3 Month LIBOR+1.60%)144A±	1.82	10-18-2030	500,000	500,110
Total Non-agency mortgage-backed securities (Cost $19,561,779)				17,649,043

	Expiration date	Shares
Warrants: 0.02%
Energy: 0.02%
Oil, gas & consumable fuels: 0.02%
Denbury Incorporated †	9-18-2025	9,354	56,124
Total Warrants (Cost $142,215)			56,124

See accompanying notes to portfolio of investments

18  |  Wells Fargo Multi-Sector Income Fund

Portfolio of investments—January 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Yankee corporate bonds and notes: 9.50%
Communication services: 0.54%
Diversified telecommunication services: 0.10%
Telesat Canada Incorporated 144A	6.50%	10-15-2027	$325,000	$ 344,201
Media: 0.33%
Nielsen Holding and Finance BV	5.00	2-1-2025	875,000	896,875
Nielsen Holding and Finance BV 144A	5.50	10-1-2021	112,000	112,280
Virgin Media Finance plc 144A	5.00	7-15-2030	200,000	205,906
				1,215,061
Wireless telecommunication services: 0.11%
Connect U.S. Finco LLC 144A	6.75	10-1-2026	375,000	400,613
Energy: 1.51%
Oil, gas & consumable fuels: 1.51%
Baytex Energy Corporation 144A	5.63	6-1-2024	1,575,000	1,335,600
Baytex Energy Corporation 144A	8.75	4-1-2027	2,500,000	1,968,750
Griffin Coal Mining Company Limited 144A♦†	9.50	12-1-2016	1,110,230	0
Griffin Coal Mining Company Limited ♦†	9.50	12-1-2016	90,767	0
Husky Energy Incorporated	4.40	4-15-2029	750,000	840,839
Northriver Midstream Finance LP 144A	5.63	2-15-2026	1,315,000	1,346,271
				5,491,460
Financials: 2.79%
Banks: 0.98%
ABN AMRO Bank NV 144A	4.80	4-18-2026	750,000	874,714
Banco del Estado de Chile 144A	3.88	2-8-2022	650,000	671,124
Corporación Andina de Fomento	4.38	6-15-2022	958,000	1,006,628
NatWest Group plc (5 Year Treasury Constant Maturity+2.35%) ±	3.03	11-28-2035	1,000,000	1,004,550
				3,557,016
Capital markets: 0.19%
Credit Suisse Group AG (5 Year Treasury Constant Maturity+3.55%) 144Aʊ±	4.50	9-3-2030	700,000	693,000
Diversified financial services: 0.82%
Intelsat Jackson Holdings SA †	5.50	8-1-2023	4,300,000	2,988,500
Insurance: 0.80%
Allied World Assurance Company Holdings Limited	4.35	10-29-2025	385,000	416,631
Athene Holding Limited	4.13	1-12-2028	750,000	838,265
Fairfax Financials Holdings Limited	4.85	4-17-2028	750,000	840,979
Sompo International Holdings Limited	7.00	7-15-2034	575,000	817,987
				2,913,862
Health care: 1.51%
Pharmaceuticals: 1.51%
Bausch Health Companies Incorporated 144A	5.50	11-1-2025	375,000	386,138
Bausch Health Companies Incorporated 144A	6.13	4-15-2025	1,940,000	1,987,646
Bausch Health Companies Incorporated 144A	7.00	1-15-2028	100,000	108,220
Bausch Health Companies Incorporated 144A	8.50	1-31-2027	375,000	415,313
See accompanying notes to portfolio of investments

Wells Fargo Multi-Sector Income Fund  |  19

Portfolio of investments—January 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Pharmaceuticals (continued)
Teva Pharmaceutical Finance Netherlands III BV	4.10%	10-1-2046	$750,000	$ 658,973
Teva Pharmaceutical Finance Netherlands III BV	6.75	3-1-2028	1,750,000	1,957,988
				5,514,278
Industrials: 2.46%
Aerospace & defense: 0.42%
Bombardier Incorporated 144A	7.88	4-15-2027	1,650,000	1,523,231
Airlines: 0.33%
Air Canada Company 144A	7.75	4-15-2021	1,200,000	1,207,500
Commercial services & supplies: 0.64%
GFL Environmental Incorporated 144A	3.50	9-1-2028	730,000	718,371
Ritchie Brothers Auctioneers Incorporated 144A	5.38	1-15-2025	1,550,000	1,594,563
				2,312,934
Electrical equipment: 0.08%
Sensata Technologies BV 144A	5.00	10-1-2025	260,000	286,650
Industrial conglomerates: 0.06%
Tyco Electronics Group SA	3.50	2-3-2022	225,000	230,324
Machinery: 0.07%
Vertical Holdco GmbH 144A	7.63	7-15-2028	250,000	269,688
Metals & mining: 0.22%
Glencore Finance Canada Limited 144A	4.25	10-25-2022	750,000	796,863
Road & rail: 0.21%
Canadian Pacific Railway Company	4.50	1-15-2022	750,000	778,618
Trading companies & distributors: 0.43%
FLY Leasing Limited	5.25	10-15-2024	1,610,000	1,565,725
Materials: 0.37%
Containers & packaging: 0.37%
Ardagh Packaging Finance plc	4.13	8-15-2026	75,000	77,344
Ardagh Packaging Finance plc 144A	5.25	4-30-2025	125,000	131,719
OI European Group BV 144A	4.00	3-15-2023	1,100,000	1,127,500
				1,336,563
Utilities: 0.32%
Electric utilities: 0.18%
Comision Federal de Electricidad 144A	4.88	5-26-2021	650,000	657,735
Multi-utilities: 0.14%
Veolia Environnement SA	6.75	6-1-2038	350,000	498,024
Total Yankee corporate bonds and notes (Cost $35,920,259)				34,581,846

See accompanying notes to portfolio of investments

20  |  Wells Fargo Multi-Sector Income Fund

Portfolio of investments—January 31, 2021 (unaudited)

		Yield	Shares	Value
Short-term investments: 4.60%
Investment companies: 4.60%
Wells Fargo Government Money Market Fund Select Class ♠∞##		0.03%	16,749,434	$ 16,749,434
Total Short-term investments (Cost $16,749,434)				16,749,434
Total investments in securities (Cost $497,007,864)	140.07%			510,002,034
Other assets and liabilities, net	(40.07)			(145,901,191)
Total net assets	100.00%			$ 364,100,843

±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±±	The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.
♀	Investment in an interest-only security entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.
†	Non-income-earning security
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
<	All or a portion of the position represents an unfunded loan commitment. The rate represents current interest rate if the loan is partially funded.
##	All or a portion of this security is segregated for when-issued and unfunded loans.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
%%	The security is purchased on a when-issued basis.
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.

Abbreviations:
BRL	Brazilian real
COP	Colombian peso
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
IDR	Indonesian rupiah
INR	Indian Rupee
LIBOR	London Interbank Offered Rate
MXN	Mexican peso
MYR	Malaysian ringgit
National	National Public Finance Guarantee Corporation
RON	Romanian lei
RUB	Russian ruble
SOFR	Secured Overnight Financing Rate
TTD	Trinidad and Tobago Dollar
ZAR	South African rand
See accompanying notes to portfolio of investments

Wells Fargo Multi-Sector Income Fund  |  21

Portfolio of investments—January 31, 2021 (unaudited)
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-term investments
Investment companies
Wells Fargo Government Money Market Fund Select Class	$6,300,394	$39,724,243	$(29,275,203)	$0	$0	$16,749,434	4.60%	16,749,434	$701
See accompanying notes to portfolio of investments

22  |  Wells Fargo Multi-Sector Income Fund

Notes to portfolio of investments—January 31, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.
As of January 31, 2021, the Fund had unfunded loan commitments of $5,550,854.

Wells Fargo Multi-Sector Income Fund  |  23

Notes to portfolio of investments—January 31, 2021 (unaudited)

Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$3,457,315	$0	$3,457,315
Asset-backed securities	0	2,092,627	0	2,092,627
Common stocks
Energy	7,444,692	0	0	7,444,692
Corporate bonds and notes	0	245,297,075	0	245,297,075
Foreign corporate bonds and notes	0	15,858,385	0	15,858,385
Foreign government bonds	0	98,237,520	0	98,237,520
Loans	0	59,335,440	9,242,533	68,577,973
Non-agency mortgage-backed securities	0	17,649,043	0	17,649,043
Warrants	0	56,124	0	56,124
Yankee corporate bonds and notes	0	34,581,846	0	34,581,846
Short-term investments
Investment companies	16,749,434	0	0	16,749,434
Total assets	$24,194,126	$476,565,375	$9,242,533	$510,002,034
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
Loans
Balance as of October 31, 2020	$5,577,354
Accrued discounts (premiums)	1,670
Realized loss	(23,647)
Change in unrealized gains (losses)	128,240
Purchases	5,661,000
Sales	(3,629,869)
Transfer into Level 3	4,715,019
Transfer out of Level 3	(3,187,234)
Balance as of January 31, 2021	9,242,533
Change in unrealized gains (losses) relating to securities still held at January 31, 2021	$11,109

24  |  Wells Fargo Multi-Sector Income Fund

Notes to portfolio of investments—January 31, 2021 (unaudited)

The investment type categorized above was valued using indicative broker quotes. These indicative broker quotes are considered Level 3 inputs. Quantitative unobservable inputs used by the brokers are often proprietary and not provided to the Fund and therefore the disclosure that would address these inputs is not included above.

Wells Fargo Multi-Sector Income Fund  |  25